Share Capital	12 Months Ended
Mar. 31, 2025
Share Capital [Abstract]
SHARE CAPITAL
19.SHARE CAPITAL
(a) Authorized
Unlimited number of common shares without par value. All shares issued as at March 31, 2025 were fully paid.
(b)Share-based compensation
The Company has a share-based compensation plan (the “Plan”) which consists of stock options, restricted share units (the “RSUs”) and performance share units (the “PSUs”). The Plan allows for the maximum number of common shares to be reserved for issuance on any share-based compensation to be a rolling 10% of the issued and outstanding common shares from time to time. Furthermore, no more than 3% of the reserve may be granted in the form of RSUs and PSUs.
For the year ended March 31, 2025, a total of $3.7 million (year end March 31, 2024 - $4.1 million) in share-based compensation expense was recognized and included in the corporate general and administrative expenses and property evaluation and business development expenses on the consolidated statements of income.
(i)Stock options
The following is a summary of option transactions:

	Number of options	Weighted average exercise price per share in CAD
Balance, April 1, 2023	1,431,668	$6.01
Options cancelled/forfeited	(104,667)	5.83
Balance, March 31, 2024	1,327,001	$6.02
Options granted to directors, officers and employees	330,000	4.41
Replacement options issued upon Adventus Acquisition	1,766,721	5.71
Options exercised	(934,222)	3.85
Options cancelled/forfeited	(38,334)	6.30
Option expired	(171,186)	9.17
Balance, March 31, 2025	2,279,980	$6.20
The following table summarizes information about stock options outstanding as at March 31, 2025:

Exercise price in CAD	Number of options outstanding at March 31, 2025	Weighted average remaining contractual life (Years)	Number of options exercisable at March 31, 2025	Weighted average exercise price in CAD
$5.46	309,000	0.15	309,000	$5.46
9.45	360,000	0.62	360,000	9.45
9.96	41,956	0.66	41,956	9.96
12.52	35,525	0.67	35,525	12.52
7.49	49,096	1.65	49,096	7.49
9.07	224,989	1.84	224,989	9.07
7.99	126,875	1.88	126,875	7.99
3.93	310,000	2.07	240,334	3.93
6.21	15,225	2.17	15,225	6.21
3.75	10,150	2.49	10,150	3.75
3.65	20,162	2.65	20,162	3.65
4.93	5,075	2.74	5,075	4.93
5.13	256,708	2.81	256,708	5.13
4.08	60,000	2.90	40,000	4.08
2.67	150,220	3.82	150,220	2.67
4.41	304,999	4.00	46,666	4.41
$2.67 to $12.52	2,279,980	1.98	1,931,981	$6.54
The options exercisable at March 31, 2025 have a weighted average exercise price of $6.54 (March 31, 2024 - $6.52).
The fair value of stock options granted during the year ended March 31, 2025 were calculated as of the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

Year Ended March 31,
2025
Risk free interest rate	3.39%
Expected life of option in years	3.11 years
Expected volatility	50.14%
Expected dividend yield	0.68%
Estimated forfeiture rate	9.77%
Weighted average share price at date of grant	$5.08 CAD
Subsequent to March 31, 2025, a total of 277,500 options were granted to directors, officers, and employees of the Company with exercise price of CAD$5.06 per share subject to a vesting schedule over a three-year term with 1/6 of the options vesting every six months from the date of grant until fully vested.
Subsequent to March 31, 2025, a total of 7,666 options with an exercise price of CAD$4.03 were exercised.
(ii)Share purchase warrants
The following is a summary of share purchase warrant transactions:

	Number of warrants	Weighted average exercise price CAD
Balance, April 1, 2023 and 2024	—	$—
Warrants issued upon Adventus acquisition	2,787,020	5.46
Warrants exercised	(29,607)	6.47
Warrants expired	(1,387,164)	6.47
Balance, March 31, 2025	1,370,249	$4.41
On October 1, 2024, the corporate office had changed its functional currency from CAD to USD (Note 2 (h)). As a result, the CAD denominated warrants became derivative liability. The Company reclassified the warrants from equity to derivative liabilities at their fair value, the difference between the fair value of the warrants and the carrying value was recognized in equity upon reclassification. The warrants were remeasured at each reporting period:

Amount
Initial recognition on October 1, 2024	$2,771
Value of warrants exercised	(11)
Change in fair value	(897)
Foreign exchange impact	(123)
Balance, March 31, 2025	$1,740
The fair value of share purchase warrants was calculated as of the date of valuation using the Black-Scholes option pricing model with the following weighted average assumptions:

	July 31, 2024	October 1, 2024	March 31, 2025
Risk free interest rate	3.43%	2.93%	2.44%
Expected life in years	1.27 years	1.11 years	1.34 years
Expected volatility	46.55%	47.91%	49.67%
Expected dividend yield	0.68%	0.80%	0.80%
Estimated forfeiture rate	—%	—%	—%
Share price at the date of valuation (in CAD)	$5.21	$5.90	$5.55
The following table summarizes information about share purchase warrants outstanding as at March 31, 2025:

	Exercise price CAD	Number of warrants outstanding at March 31, 2025	Expiry date
Warrants issued upon Adventus acquisition	4.41	1,370,249	August 3, 2026
(iii)RSUs
The following is a summary of RSUs transactions:

	Number of units	Weighted average grant date closing price per share CAD
Balance, April 1, 2023	2,126,670	$5.29
Granted	1,056,000	5.28
Forfeited	(113,665)	5.04
Distributed	(928,755)	5.44
Balance, March 31, 2024	2,140,250	$5.23
Granted	1,044,750	4.41
Forfeited	(45,167)	4.64
Distributed	(941,960)	5.87
Balance, March 31, 2025	2,197,873	$4.58
During the year ended March 31, 2025, a total of 1,044,750 RSUs (year ended March 31, 2024 - 1,056,000 RSUs) were granted to directors, officers, and employees of the Company at grant date closing prices of CAD$4.41 (March 31, 2024 - CAD$5.28) per share subject to a vesting schedule over a three-year term with 1/6 of the RSUs vesting every six months from the date of grant.
Subsequent to March 31, 2025, a total of 1,165,500 RSUs were granted to directors, officers, and employees of the Company subject to a vesting schedule over a three-year term with 1/6 of the RSUs vesting every six months from the date of grant.
Subsequent to March 31, 2025, a total of 209,708 RSUs with grant date closing prices of CAD$3.93 to CAD$5.28 were distributed, and a total of 13,000 RSUs were forfeited.
(c)Cash dividends declared
During the year ended March 31, 2025, dividends of $4.9 million or $0.025 per share (year ended March 31, 2024 - $4.4 million or $0.025 per share) were declared and paid.
(d)Normal course issuer bid
On September 15, 2023, the Company announced a normal course issuer bid (the “2023 NCIB”), which allowed the Company to repurchase and cancel up to 8,487,191 of its own common shares until September 18, 2024. A total of 191,770 common shares were repurchased under the 2023 NCIB.
On September 17, 2024, the Company announced a normal course issuer bid (the “2024 NCIB”) commencing September 19, 2024 to repurchase up to 8,670,700 of its own common shares until September 18, 2025.
During the year ended March 31, 2025, the Company repurchased a total of 300,000 common shares at a cost of $1.0 million (year ended March 31, 2024 - 388,324 for $1.0 million), under the normal course issuer bids. All shares bought were subsequently cancelled.
(e)Earnings per share (basic and diluted)

	For the years ended March 31,
	2025			2024
	Income (Numerator)	Shares (Denominator)	Per-Share Amount	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Net income attributable to equity holders of the Company	58,190			36,306
Basic earnings per share	58,190	204,008,035	0.29	36,306	176,997,360	0.21
Effect of dilutive securities:
Stock options and RSUs		2,293,935			2,140,250
Diluted earnings per share	58,190	206,301,970	0.28	36,306	179,137,610	0.20
Anti-dilutive options and warrants that are not included in the diluted EPS calculation were 121,493 for the year ended March 31, 2025 (year ended March 31, 2024 – 1,327,001).